PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at December 31, 2012			As at December 31, 2011

	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Mining properties	$1,356,227	$ 86,839	$1,269,388	$1,228,523	$111,567	$1,116,956

Plant and equipment	2,538,328	617,826	1,920,502	2,467,300	437,706	2,029,594

Mine development costs	918,482	237,967	680,515	869,746	190,399	679,347

Construction in progress:

Meliadine project	133,840	–	133,840	69,458	–	69,458

La India project	32,553	–	32,553	–	–	–

Goldex mine M and E Zones	30,658	–	30,658	–	–	–

	$5,010,088	$942,632	$4,067,456	$4,635,027	$739,672	$3,895,355

Schedule of property, plant and equipment, geographical information
	As at December 31,

	2012	2011

Canada	$2,543,171	$2,433,527

Latin America	809,556	776,892

Europe	704,031	674,258

United States	10,698	10,678

Total	$4,067,456	$3,895,355